CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	756	1,776
Restricted cash	34	19
Accounts receivable and other (Note 8)	4,956	4,014
Accounts receivable from affiliates	65	12
Inventory (Note 9)	1,115	779
Assets held for sale (Note 10)	24
Total Current assets	6,950	6,600
Property, plant and equipment, net (Note 10)	42,279	33,318
Long-term investments (Note 12)	4,212	3,175
Deferred amounts and other assets (Note 13)	2,662	2,461
Intangible assets, net (Note 14)	1,004	817
Goodwill (Note 15)	445	419
Deferred income taxes (Note 24)	16	10
Total Assets	57,568	46,800
Current liabilities
Bank indebtedness	338	479
Short-term borrowings (Note 17)	374	583
Accounts payable and other (Note 16)	6,664	5,052
Accounts payable to affiliates	46
Interest payable	228	196
Environmental liabilities (Note 29)	260	107
Current maturities of long-term debt (Note 17)	2,811	652
Liabilities held for sale (Note 10)	7
Total Current liabilities	10,728	7,069
Long-term debt (Note 17)	22,357	20,203
Other long-term liabilities (Note 18)	2,938	2,541
Deferred income taxes (Note 24)	2,925	2,483
Liabilities held for sale (Note 10)	57
Total Liabilities	39,005	32,296
Commitments and contingencies (Note 29)
Redeemable noncontrolling interests (Note 19)	1,053	1,000
Share capital (Note 20)
Preference shares	5,141	3,707
Common shares (831 and 805 outstanding at December 31, 2013 and 2012, respectively)	5,744	4,732
Additional paid-in capital	746	522
Retained earnings	2,550	3,173
Accumulated other comprehensive loss (Note 22)	(599)	(1,762)
Reciprocal shareholding (Note 12)	(86)	(126)
Total Enbridge Inc. shareholders' equity	13,496	10,246
Noncontrolling interests (Note 19)	4,014	3,258
Total Equity	17,510	13,504
Total Liabilities and equity	57,568	46,800